RELATED PARTY TRANSACTIONS - Due to related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related party payables	$ 29,259	$ 19,853
SFL
Related Party Transaction [Line Items]
Related party payables	5,857	8,978
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Related party payables	5,573	3,147
Avance Gas
Related Party Transaction [Line Items]
Related party payables	723	176
Flex LNG Ltd
Related Party Transaction [Line Items]
Related party payables	491	143
Golden Ocean
Related Party Transaction [Line Items]
Related party payables	2,594	2,040
TFG Marine
Related Party Transaction [Line Items]
Related party payables	$ 14,021	$ 5,369